Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of lease
	Classification on the Balance Sheet	Year ended December 31, 2019
Assets :
Operating lease asstes	Operating lease right of use asstes, net	720
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	551
Long term
Operating lease liabilities	Operating lease liabilities, non-current	289

Remaining Lease Term
Vehicles		0.36 -2.33 years
Facilities rent		1.33-3.33 years

Weighted Average Discount Rate
Vehicles		3.5%
Facilities rent		3.5%

Schedule of future minimum lease payments
future lease payments are:
2020	509
2021	250
2022	35
2023	10
804

Schedule of operating lease costs
Year ended December 31, 2019
Operating cash out flows from operating lease	120